Weighted-Average Assumptions Used for Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 3 months	4 years 3 months	4 years 3 months
Risk-free interest rate	0.26%	1.64%	2.69%
Expected volatility	20.89%	18.01%	17.11%
Expected dividend yield	3.69%	3.99%	3.13%
Grant date fair value	$ 20.76	$ 14.81	$ 20.05